Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	THOMPSON IM FUNDS, INC.
Entity Central Index Key	0000795264
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Thompson LargeCap Fund
Shareholder Report [Line Items]
Fund Name	Thompson LargeCap Fund
Class Name	Thompson LargeCap Fund
Trading Symbol	THPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thompson LargeCap Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-999-0887
Additional Information Email	thompsonimfunds@usbank.com
Additional Information Website	http://www.thompsonim.com/forms/index.html
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson LargeCap Fund	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Net Assets	$ 173,772,405
Holdings Count | Holding	74
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)
Net Assets	$ 173,772,405
Number of Holdings	74
Portfolio Turnover	14%

Holdings [Text Block]
Top Sectors	(%)
Information Technology	23.7%
Financials	19.3%
Health Care	17.8%
Communication Services	13.1%
Consumer Staples	7.0%
Consumer Discretionary	6.8%
Industrials	4.6%
Energy	3.7%
Materials	2.5%
Cash & Other	1.5%

Largest Holdings [Text Block]
Top Holdings	(%)
Alphabet, Inc. Class A	5.1%
Microsoft Corp.	4.4%
Apple, Inc.	2.7%
Qualcomm, Inc.	2.5%
Citigroup, Inc.	2.3%
Meta Platforms, Inc. Class A	2.2%
Pfizer, Inc.	2.1%
Visa, Inc. Class A	2.1%
Warner Bros Discovery, Inc.	2.0%
PayPal Holdings, Inc.	2.0%

Updated Prospectus Web Address	http://www.thompsonim.com/forms/index.html
Thompson MidCap Fund
Shareholder Report [Line Items]
Fund Name	Thompson MidCap Fund
Class Name	Thompson MidCap Fund
Trading Symbol	THPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thompson MidCap Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-999-0887
Additional Information Email	thompsonimfunds@usbank.com
Additional Information Website	http://www.thompsonim.com/forms/index.html
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson MidCap Fund	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 54,147,064
Holdings Count | Holding	83
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)
Net Assets	$54,147,064
Number of Holdings	83
Portfolio Turnover	16%

Holdings [Text Block]

Top Sectors	(%)
Financials	19.7%
Industrials	16.5%
Information Technology	14.0%
Health Care	12.9%
Consumer Discretionary	10.5%
Real Estate	6.5%
Communication Services	5.1%
Consumer Staples	4.7%
Materials	4.6%
Cash & Other	5.5%

Largest Holdings [Text Block]
Top Holdings	(%)
Warner Bros Discovery, Inc.	2.4%
NXP Semiconductors NV	2.2%
Calix, Inc.	2.2%
Discover Financial Services	2.2%
Chewy, Inc. Class A	2.1%
Bread Financial Holdings, Inc.	2.0%
O-I Glass, Inc.	2.0%
Neurocrine Biosciences, Inc.	2.0%
Kornit Digital Ltd.	2.0%
Viatris, Inc.	2.0%

Updated Prospectus Web Address	http://www.thompsonim.com/forms/index.html
Thompson Bond Fund
Shareholder Report [Line Items]
Fund Name	Thompson Bond Fund
Class Name	Thompson Bond Fund
Trading Symbol	THOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thompson Bond Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-999-0887
Additional Information Email	thompsonimfunds@usbank.com
Additional Information Website	http://www.thompsonim.com/forms/index.html
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson Bond Fund	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 1,301,597,964
Holdings Count | Holding	357
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2024)
Net Assets	$1,301,597,964
Number of Holdings	357
Portfolio Turnover	11%
Average Credit Quality	BBB
Effective Duration	1.79 yrs

Holdings [Text Block]
Asset Allocation	(%)
Corporate Bonds	60.4%
Commercial Mortgage-Backed Securities	16.0%
Asset-Backed Securities	15.2%
U.S. Government & Agency Securities	3.9%
U.S. Government Agency Mortgage-Backed Securities	2.7%
Net Other Assets & Liabilities	1.8%

Credit Rating Description	(%)
AAA	0.3%
AA	7.8%
A	14.8%
BBB	58.3%
BB and Below	15.9%
Not Rated	1.1%
Other Net Assets and Liabilities	1.8%

Largest Holdings [Text Block]
Top 10 Issuers	(%)
Lincoln National Corp.	3.4%
United States Treasury Note/Bond	2.3%
JPMBB Commercial Mortgage Securities Trust	2.2%
Labrador Aviation Finance Ltd.	2.0%
Morgan Stanley Bank of America Merrill Lynch Trust	1.9%
Commercial Mortgage Pass Through Certificates	1.9%
Well Fargo Commercial Mortgage Trust	1.9%
Coinstar Funding LLC	1.8%
Reinsurance Group of America, Inc.	1.7%
TransCanada PipeLines Ltd.	1.6%

Updated Prospectus Web Address	http://www.thompsonim.com/forms/index.html